SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Assets and liabilities
Segment assets	$ 90,373	$ 87,345
Unallocated assets:
Income tax assets (current and deferred)	6,315	5,640
Cash and cash equivalents and short-term investments	10,453	25,910	$ 28,618	$ 27,327
Total assets as reported in the Group balance sheet	107,141	118,895
Segment liabilities	85,947	114,334
Unallocated liabilities:
Income tax liabilities (current and deferred)	5,375	4,880
Total liabilities as reported in the Group balance sheet	91,322	119,214
Americas [Member]
Assets and liabilities
Segment assets	47,835	45,891
Unallocated assets:
Segment liabilities	58,462	12,382
Ireland [Member]
Assets and liabilities
Segment assets	42,513	41,453
Unallocated assets:
Segment liabilities	27,155	101,927
Other Countries [Member]
Assets and liabilities
Segment assets	25	1
Unallocated assets:
Segment liabilities	$ 330	$ 25